Commitments and Contingencies, additional lease information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rent expense, noncancellable long-term operating lease	$ 187.8	$ 204.1	$ 187.4
Rent expense, cancellable short-term operating lease	15.4	10.4	9.0
Rent revenue	$ 45.7	$ 41.6	$ 39.2